Note 23 - Reportable Segments - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 17,493	$ 2,876	$ 37,756	$ 11,710
Cost of revenue	12,683	2,255	26,445	9,221
Selling, general and administrative	2,005	788	9,910	5,085
Salaries, wages and payroll taxes	2,624	588	6,643	2,565
Goodwill impairment			13,895	0
Professional fees	985	321	1,981	1,552
Depreciation and amortization	906	162	2,110	490
Total expenses	19,335	4,114	60,984	18,913
Loss before other (income) expense	(1,842)	(1,238)	(23,228)	(7,203)
Segment Expense [Member]
Selling, general and administrative	2,005	788	9,910
Professional fees	985	321	1,981
Depreciation and amortization	906	162	2,110
Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	11,324	0	21,412	0
E-Commerce Revenue [Member]
Revenue	2,865	2,876	10,977	11,710
Pharmacy 340B Contract [Member]
Revenue	3,304	0	5,367	0
Consolidation, Eliminations [Member]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Selling, general and administrative				0
Salaries, wages and payroll taxes	0	0	0	0
Goodwill impairment			0
Professional fees				0
Depreciation and amortization				0
Total expenses	(60)	0	(120)	0
Loss before other (income) expense	60	0	120	0
Consolidation, Eliminations [Member] | Segment Expense [Member]
Selling, general and administrative	(60)	0	0
Professional fees	0	0	(120)
Depreciation and amortization	0	0	0
Consolidation, Eliminations [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	0	0	0	0
Consolidation, Eliminations [Member] | E-Commerce Revenue [Member]
Revenue	0	0	0	0
Consolidation, Eliminations [Member] | Pharmacy 340B Contract [Member]
Revenue	0	0	0	0
E-Commerce [Member] | Operating Segments [Member]
Revenue	2,865	2,876	10,977	11,710
Cost of revenue	2,060	2,255	8,122	9,221
Selling, general and administrative				5,085
Salaries, wages and payroll taxes	508	588	2,670	2,565
Goodwill impairment			0
Professional fees				1,552
Depreciation and amortization				490
Total expenses	4,371	4,114	19,667	18,913
Loss before other (income) expense	(1,506)	(1,238)	(8,690)	(7,203)
E-Commerce [Member] | Operating Segments [Member] | Segment Expense [Member]
Selling, general and administrative	1,166	788	6,633
Professional fees	507	321	1,595
Depreciation and amortization	130	162	647
E-Commerce [Member] | Operating Segments [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	0	0	0	0
E-Commerce [Member] | Operating Segments [Member] | E-Commerce Revenue [Member]
Revenue	2,865	2,876	10,977	11,710
E-Commerce [Member] | Operating Segments [Member] | Pharmacy 340B Contract [Member]
Revenue	0	0	0	0
Healthcare Operations [Member]
Revenue		2,876	26,779	0
Healthcare Operations [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue		0	21,412	0
Healthcare Operations [Member] | Pharmacy 340B Contract [Member]
Revenue		0	5,367	0
Healthcare Operations [Member] | Operating Segments [Member]
Revenue	14,628	0	26,779	0
Cost of revenue	10,623	0	18,323	0
Selling, general and administrative				0
Salaries, wages and payroll taxes	2,116	0	3,973	0
Goodwill impairment			13,895
Professional fees				0
Depreciation and amortization				0
Total expenses	15,024	0	41,437	0
Loss before other (income) expense	(396)	0	(14,658)	0
Healthcare Operations [Member] | Operating Segments [Member] | Segment Expense [Member]
Selling, general and administrative	899	0	3,277
Professional fees	478	0	506
Depreciation and amortization	776	0	1,463
Healthcare Operations [Member] | Operating Segments [Member] | Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	11,324	0	21,412	0
Healthcare Operations [Member] | Operating Segments [Member] | E-Commerce Revenue [Member]
Revenue	0	0	0	0
Healthcare Operations [Member] | Operating Segments [Member] | Pharmacy 340B Contract [Member]
Revenue	$ 3,304	$ 0	$ 5,367	$ 0